SHARE-BASED PAYMENTS - Performance Share Units (Details) - Performance share units - EquityInstruments		12 Months Ended
	Mar. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		198,737
Granted during the year	324,139	324,139	198,737
Outstanding, ending balance		522,876	198,737